Events Subsequent to June 30, 2023 (Details) - USD ($) $ in Millions	Jul. 22, 2025	May 27, 2025
Assets Acquisition
Disclosure of non-adjusting events after reporting period [line items]
Potential Future Payments		$ 1,300
Vicebio Ltd
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment	$ 1,150
Total Milestone Payments	$ 450